BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current assets:
Cash and Cash Equivalents, at Carrying Value	$ 56,861	$ 25,628
Prepaid expenses and other current assets	9,952	9,464
Total current assets	66,813	35,092
Property and equipment, net	5,569	3,648
Deferred offering costs	13,507
Other long-term assets	992	116
Total assets	86,881	38,856
Current liabilities:
Accounts payable	5,369	2,944
Accrued professional fees related to deferred offering costs	12,199
Other current liabilities	23,029	7,537
Total current liabilities	40,597	10,481
Long-term debt, non-current		9,628
Other long-term liabilities	56	82
Total liabilities	40,653	20,191
Redeemable convertible preferred stock:
Redeemable convertible preferred stock	1,120,724	156,335
Stockholders' deficit:
Convertible preferred stock $0.0001 par value; 14 million shares authorized; Series A - 6 million shares authorized, issued and outstanding as of September 30, 2020 and December 31, 2019; Series A-1 - 2 million shares authorized, issued and outstanding as of September 30, 2020 and December 31, 2019; Series B - 6 million shares authorized, issued and outstanding as of September 30, 2020 and December 31, 2019	25,354	25,413
Common stock $0.0001 par value; 615 million shares authorized; Class A common stock - 110 million shares authorized; 110 million and 99 million shares issued and outstanding as of September 30, 2020 and December 31, 2019, respectively; Class B common stock - 505 million shares authorized; 61 million and 51 million shares issued and outstanding as of September 30, 2020 and December 31, 2019, respectively	17	1
Accumulated deficit	(1,099,867)	(163,084)
Total stockholders' deficit	(1,074,496)	(137,670)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	$ 86,881	$ 38,856